Field Label	Count	% Loans	UTD
Refi Purpose	1463	42.94%	150	42.94%
Mod Date	933	27.38%	165	27.38%
Maturity Date	867	25.45%		25.45%
Appraised Value	477	14.00%	326	14.00%
Property Type	436	12.80%	170	12.80%
Original P&I	397	11.65%		11.65%
First Payment Date	317	9.30%	15	9.30%
Original Interest Rate	317	9.30%		9.30%
Occupancy	218	6.40%	127	6.40%
Purpose	192	5.64%	136	5.64%
Has Modification?	190	5.58%		5.58%
Borrower Last Name	143	4.20%		4.20%
Index Type	128	3.76%		3.76%
Street	122	3.58%		3.58%
Zip	103	3.02%		3.02%
Note Date	54	1.58%		1.58%
Interest Rate Initial Cap	50	1.47%		1.47%
Original Loan Amount	41	1.20%		1.20%
Interest Only Period Expiration Date	39	1.14%		1.14%
Lien Position	39	1.14%		1.14%
City	38	1.12%		1.12%
Interest Rate Life Max	36	1.06%		1.06%
Interest Only	33	0.97%		0.97%
Margin	30	0.88%		0.88%
Interest Rate Life Min	29	0.85%		0.85%
Interest Rate Periodic Cap	29	0.85%		0.85%
Amortization Type	28	0.82%	5	0.82%
Interest Rate Change Frequency	23	0.68%		0.68%
State	1	0.03%	1	0.03%

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